Subsequent Events - Distributions Declared and Paid (Q3) (Details) - $ / shares	1 Months Ended
	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Nov. 13, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 11, 2020
Subsequent Event [Line Items]
Common stock, daily distribution rate (in dollars per share)											$ 0.00136986
Common stock, annualized rate											5.00%
Forecast
Subsequent Event [Line Items]
Common stock, daily distribution rate (in dollars per share)	$ 0.00136986	$ 0.00136986	$ 0.00136612			$ 0.00136612	$ 0.00136612	$ 0.00136612
Common stock, annualized rate	5.00%	5.00%	5.00%			5.00%	5.00%	5.00%
Subsequent event
Subsequent Event [Line Items]
Common stock, daily distribution rate (in dollars per share)									$ 0.00136612	$ 0.00136612
Common stock, annualized rate									5.00%	5.00%
Subsequent event | Common Stock
Subsequent Event [Line Items]
Common stock, annualized rate					5.00%
Share price (in usd per share)												$ 10.00
Subsequent event | Forecast
Subsequent Event [Line Items]
Common stock, daily distribution rate (in dollars per share)				$ 0.00136612
Common stock, annualized rate				5.00%